Other Financial and Non-Financial Assets	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Other Financial and Non-Financial Assets
18.	OTHER FINANCIAL AND NON-FINANCIAL ASSETS
The breakdown of the other financial and
non-financial
assets account in the statement of financial position is as follows:

Other financial assets	12/31/2020	12/31/2019
Receivables from spot sales of foreign currency pending settlement	8,440,351	18,301
Sundry debtors (see note 21)	7,390,700	6,396,792
Receivables from other spot sales pending settlement	1,722,085	1,241,411
Private securities	605,442	502,534
Receivables from spot sales of government securities pending settlement	553,943	8,752
Other	192,698	237,808

Subtotal	18,905,219	8,405,598

Allowances	(18,929)	(14,032)

	18,886,290	8,391,566

Other non-financial assets	12/31/2020	12/31/2019
Investment property (see note 16)	980,176	986,674
Tax advances	604,257	51,287
Advanced prepayments	466,204	320,313
Other	181,416	119,313

	2,232,053	1,477,587

Disclosures related to allowance for ECL are detailed in note 9 “Loss allowance for credit losses on credit exposures not measured at fair value through profit or loss”.